Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2026	$ 132,168
Total minimum lease payment	132,168
Less: interest	(1,027)
Present value of lease obligation	$ 131,141	$ 254,350